Segment Reporting - Main Customer (Details) - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers
Number of major customers	0	1	0
Percentage of entity's revenue (as a percent)	10.00%		10.00%
Goods or services recognized at point in time
Disclosure of major customers
Percentage of entity's revenue (as a percent)	949.00%	98.00%	97.60%
Bioscience | Customer one
Disclosure of major customers
Percentage of entity's revenue (as a percent)		10.37%